| | 2002 | 2003 | 2004 | 2005 | 2006 | 2007 | 2008 |
|---|---|---|---|---|---|---|---|
| **Jan** | - | 1.68% | 1.21% | 0.23% | 1.60% | 1.43% | -0.93% |
| **Feb** | - | 0.74% | 0.37% | 0.50% | 0.91% | 0.37% | 0.48% |
| **Mar** | - | 0.94% | 0.07% | 0.36% | 0.75% | 0.59% | -2.09% |
| **Apr** | - | 1.21% | 0.34% | -0.21% | 0.62% | 1.21% | 0.51% |
| **May** | - | 2.04% | -0.04% | 0.63% | 0.37% | 1.42% | 1.28% |
| **Jun** | - | 0.78% | 0.20% | 0.58% | 0.48% | -0.04% | -0.37% |
| **Jul** | - | -0.63% | -0.35% | 1.24% | 0.47% | -5.59% | -0.87% |
| **Aug** | - | 0.36% | 0.28% | 0.07% | 0.38% | -1.04% | -0.22% |
| **Sep** | -0.18% | 1.45% | -0.03% | 0.34% | 0.68% | 1.29% | -6.13% |
| **Oct** | 0.41% | 0.90% | 0.10% | -0.17% | 0.88% | 1.63% | - |
| **Nov** | 1.23% | 1.28% | 0.86% | 0.13% | 1.02% | -0.46% | - |
| **Dec** | 0.86% | 1.03% | 0.77% | 0.87% | 1.28% | 0.11% | - |
| **YTD** | **2.33%** | **12.41%** | **3.83%** | **4.66%** | **9.86%** | **0.69%** | **-8.21%** |

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND

-

-

-

-9.45%

0.27

12.23%

6.02%

5.18%

0.23%

-21.97%

S&P 500 DRI
Index

-

-

-

0.19

Beta: MSCI World Index

-

-

-15.24%

0.40

13.03%

7.91%

7.33%

0.75%

-26.04%

MSCI

World Index

-

-

0.18

Beta:  S&P 500 DRI Index

-

-

0.12

Beta: Lehman Aggregate Bond Index

-2.44%

-

-7.15%

Largest Calendar Qtr. Drawdown

0.45

-

0.30

Sharpe Ratio

3.55%

0.43%

4.39%

Annualized Standard Deviation

4.27%

2.68%

4.00%

Average Annualized Return

Since inception through 9/30/08:

3.79%

3.01%

2.64%

5 Years Annualized Return

4.15%

3.76%

0.78%

3 Years Annualized Return

3.66%

2.12%

-7.05%

1 Year Annualized Return

Lehman Aggregate

Bond Index

90-Day
Treasury Bills

Aetos Capital Multi-
Strategy Arbitrage
Fund

As of 9/30/08:

Performance (net of fees in US$ terms) 1

1    Performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.
Past performance is not indicative of future returns.

Strategy Allocation as of November 1, 2008

Convertible Arbitrage: 7%

Merger / Event

Driven Arbitrage: 42%

Capital Structure Arbitrage: 9%

Short Biased Credit: 9%

Credit Arbitrage: 5%

Fixed Income

Arbitrage: 28%

Number of Managers = 10                      Average Position Size = 10.0%

Number of Strategies = 6                         Maximum Position Size = 16.9%

Median Position Size = 9.3%